RISK MANAGEMENT (Details) - COP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Risk Management [Line Items]
Maximum exposure	$ 202,991,372	$ 199,665,846
Collateral		(73,989,985)
Net exposure	18,279,478	125,675,861
Allowance for loans, advances and lease losses	(10,235,831)	(8,223,103)	$ (8,223,103)	$ (5,248,755)
Stage One [Member]
Disclosure Of Risk Management [Line Items]
Maximum exposure	190,853,563
Allowance for loans, advances and lease losses	(1,872,529)
Stage Two [Member]
Disclosure Of Risk Management [Line Items]
Maximum exposure	6,814,839
Allowance for loans, advances and lease losses	(1,246,444)
Stage Three [Member]
Disclosure Of Risk Management [Line Items]
Maximum exposure	5,322,970
Allowance for loans, advances and lease losses	(7,244,517)
Derivatives [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure	894,001	457,940
Net exposure	893,905	332,038
Trading equity securities [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure	1,639,949	1,520,313
Net exposure	1,639,949	1,520,313
Commercial Loans [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure	94,600,648	88,997,241
Allowance for loans, advances and lease losses	(239,720)
Consumer loans [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure	31,993,381	27,646,114
Allowance for loans, advances and lease losses	(2,892,891)	(2,291,829)	$ (1,791,123)	$ (1,321,281)
Mortgages [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure	22,870,685	20,512,208
Allowance for loans, advances and lease losses	(21,883)
Small Business Loans [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure	1,156,198	1,063,580
Financial Leases [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure	23,198,204	22,248,951
Loans and Advances [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure	173,819,116	160,468,094
Collateral		(71,122,738)
Net exposure		89,345,356
Loans and Advances [member] | Stage One [Member]
Disclosure Of Risk Management [Line Items]
Maximum exposure	153,894,099
Loans and Advances [member] | Stage Two [Member]
Disclosure Of Risk Management [Line Items]
Maximum exposure	7,712,055
Loans and Advances [member] | Stage Three [Member]
Disclosure Of Risk Management [Line Items]
Maximum exposure	12,212,962
Loans and Advances [member] | Commercial Loans [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure	94,600,648	88,997,241
Collateral		(42,593,800)
Net exposure		46,403,441
Loans and Advances [member] | Commercial Loans [member] | Stage One [Member]
Disclosure Of Risk Management [Line Items]
Maximum exposure	83,632,770
Loans and Advances [member] | Commercial Loans [member] | Stage Two [Member]
Disclosure Of Risk Management [Line Items]
Maximum exposure	3,214,860
Loans and Advances [member] | Commercial Loans [member] | Stage Three [Member]
Disclosure Of Risk Management [Line Items]
Maximum exposure	7,753,018
Loans and Advances [member] | Consumer loans [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure	31,993,381	27,646,114
Collateral		(5,915,201)
Net exposure		21,730,913
Loans and Advances [member] | Consumer loans [member] | Stage One [Member]
Disclosure Of Risk Management [Line Items]
Maximum exposure	28,666,461
Loans and Advances [member] | Consumer loans [member] | Stage Two [Member]
Disclosure Of Risk Management [Line Items]
Maximum exposure	1,758,162
Loans and Advances [member] | Consumer loans [member] | Stage Three [Member]
Disclosure Of Risk Management [Line Items]
Maximum exposure	1,568,758
Loans and Advances [member] | Mortgages [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure	22,870,685	20,512,208
Collateral		(18,991,957)
Net exposure		1,520,251
Loans and Advances [member] | Mortgages [member] | Stage One [Member]
Disclosure Of Risk Management [Line Items]
Maximum exposure	20,280,416
Loans and Advances [member] | Mortgages [member] | Stage Two [Member]
Disclosure Of Risk Management [Line Items]
Maximum exposure	1,513,063
Loans and Advances [member] | Mortgages [member] | Stage Three [Member]
Disclosure Of Risk Management [Line Items]
Maximum exposure	1,077,206
Loans and Advances [member] | Small Business Loans [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure	1,156,198	1,063,580
Collateral		(652,227)
Net exposure		411,353
Loans and Advances [member] | Small Business Loans [member] | Stage One [Member]
Disclosure Of Risk Management [Line Items]
Maximum exposure	958,491
Loans and Advances [member] | Small Business Loans [member] | Stage Two [Member]
Disclosure Of Risk Management [Line Items]
Maximum exposure	80,805
Loans and Advances [member] | Small Business Loans [member] | Stage Three [Member]
Disclosure Of Risk Management [Line Items]
Maximum exposure	116,902
Loans and Advances [member] | Financial Leases [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure	23,198,204	22,248,951
Collateral		(2,969,553)
Net exposure		19,279,398
Loans and Advances [member] | Financial Leases [member] | Stage One [Member]
Disclosure Of Risk Management [Line Items]
Maximum exposure	20,355,961
Loans and Advances [member] | Financial Leases [member] | Stage Two [Member]
Disclosure Of Risk Management [Line Items]
Maximum exposure	1,145,165
Loans and Advances [member] | Financial Leases [member] | Stage Three [Member]
Disclosure Of Risk Management [Line Items]
Maximum exposure	1,697,078
Off-Balance Sheet Exposures [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure	39,535,746	22,360,075
Collateral		0
Net exposure		22,360,075
Off-Balance Sheet Exposures [member] | Stage One [Member]
Disclosure Of Risk Management [Line Items]
Maximum exposure	38,831,993
Off-Balance Sheet Exposures [member] | Stage Two [Member]
Disclosure Of Risk Management [Line Items]
Maximum exposure	349,228
Off-Balance Sheet Exposures [member] | Stage Three [Member]
Disclosure Of Risk Management [Line Items]
Maximum exposure	354,525
Off-Balance Sheet Exposures [member] | Financial guarantee contracts [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure	5,661,661	6,701,643
Collateral		0
Net exposure		6,701,643
Off-Balance Sheet Exposures [member] | Financial guarantee contracts [member] | Stage One [Member]
Disclosure Of Risk Management [Line Items]
Maximum exposure	5,641,482
Off-Balance Sheet Exposures [member] | Financial guarantee contracts [member] | Stage Two [Member]
Disclosure Of Risk Management [Line Items]
Maximum exposure	18,340
Off-Balance Sheet Exposures [member] | Financial guarantee contracts [member] | Stage Three [Member]
Disclosure Of Risk Management [Line Items]
Maximum exposure	1,839
Off-Balance Sheet Exposures [member] | Loan commitments [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure	33,874,085	15,658,432
Collateral		0
Net exposure		15,658,432
Off-Balance Sheet Exposures [member] | Loan commitments [member] | Stage One [Member]
Disclosure Of Risk Management [Line Items]
Maximum exposure	33,190,511
Off-Balance Sheet Exposures [member] | Loan commitments [member] | Stage Two [Member]
Disclosure Of Risk Management [Line Items]
Maximum exposure	330,888
Off-Balance Sheet Exposures [member] | Loan commitments [member] | Stage Three [Member]
Disclosure Of Risk Management [Line Items]
Maximum exposure	352,686
Other Financial Instruments [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure	18,279,480	16,837,677
Collateral	(2,352,373)	(2,867,247)
Net exposure	15,927,108	13,970,430
Other Financial Instruments [member] | Debt Securities [Member]
Disclosure Of Risk Management [Line Items]
Maximum exposure	15,745,530	14,859,423
Collateral	(2,352,276)	(2,741,345)
Net exposure	13,393,254	12,118,078
Other Financial Instruments [member] | Derivatives [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure	894,001	457,940
Collateral	(97)	(125,902)
Net exposure	893,905	332,038
Other Financial Instruments [member] | Trading equity securities [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure		1,520,314
Collateral	0	0
Net exposure	$ 1,639,949	$ 1,520,314